SUBSEQUENT EVENTS (Schedule of Assumptions on Date of Valuation Utilizing Black Scholes Option Pricing Model for Fair Value of Each Stock Options) (Details) - $ / shares	Jan. 15, 2016	Feb. 10, 2015
Subsequent Event [Line Items]
Stock price (in dollars per share)		$ 1.59
Exercise price (in dollars per share)		$ 3.00
Risk free interest rate (as a percent)		1.05%
Expected term (years)		2 years 7 months 6 days
Expected volatility (as a percent)		183.00%
Expected dividends (as a percent)		0.00%
Stock Options [Member]
Subsequent Event [Line Items]
Stock price (in dollars per share)	$ 0.20
Exercise price (in dollars per share)	$ 0.20
Risk free interest rate (as a percent)	2.03%
Expected term (years)	10 years
Expected volatility (as a percent)	173.00%
Expected dividends (as a percent)	0.00%